Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 634,200
Previously Paid Amount	0.00
Total Fee Amount	87.58
Total Offset Amount	0.00
Net Fee	87.58
Narrative - Max Aggregate Offering Price	$ 634,200
Final Prospectus	true